Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives	Dec. 31, 2023
Furniture And Electronic Equipment [Member]
Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful life	3 years
Vehicles [Member]
Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful life	10 years
Software Development [Member]
Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful life	5 years